INVENTORIES	9 Months Ended	12 Months Ended
	Apr. 30, 2015	Jul. 31, 2014
INVENTORIES
INVENTORIES
NOTE 6 – INVENTORIES

Inventories consist of the following:

	April 30,	July 31,
	2015	2014
Raw materials	$295,539	$115,839
Accessory parts	899,252	635,708
Contracts work in process	980,923	1,030,106
Total	$2,175,714	$1,781,653

NOTE 6– INVENTORIES Inventories consist of the following:
	July 31,	July 31,
	2014	2013
Raw materials	$115,839	$-
Accessory parts	635,708	-
Contracts work in progress	8,893,979	-
Total	$9,645,526	$-